Leases - Summary of Components of Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease costs	¥ 202,862	$ 31,833	¥ 173,815	¥ 183,578
Finance lease costs
Amortization of finance lease assets	12,856	2,017	25,010	579
Interest on lease liabilities	1,866	293	4,251
Total finance lease costs	¥ 14,722	$ 2,310	¥ 29,261	¥ 579